Fees Summary	Aug. 13, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	4,719.58
Total Transaction Valuation	34,175,115.61
Total Offset Amount	0.00
Net Fee	$ 4,719.58
Offering Table N/A
Offset Table N/A	N/A